LOANS, FINANCING AND DEBENTURES - Relevant transactions settled in the year (Details) R$ in Thousands, $ in Thousands												1 Months Ended
	Dec. 28, 2023	Dec. 14, 2023 BRL (R$)	Oct. 30, 2023	Oct. 20, 2023	Aug. 25, 2023 USD ($)	Aug. 25, 2023 BRL (R$)	Aug. 15, 2023 BRL (R$)	Aug. 09, 2023 BRL (R$)	Jun. 27, 2023	Jun. 22, 2023 BRL (R$)	Dec. 22, 2022 USD ($)	Dec. 22, 2022 USD ($)	Dec. 22, 2022 BRL (R$)
Funds raised from BNDES | 5.23% BNDES, Due December 2037 [Member] | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis									Long-Term Rate ("TLP"), plus a fixed interest rate of 5.23% p.a.
Borrowings, adjustment to interest rate basis									5.23%
Funds raised from BNDES | 6.97% BNDES, Due December 2037 [Member] | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis				BNDES indexed by the Long-Term Rate (“TLP”) interest rate, plus fixed interest of 6.97% p.a.
Borrowings, adjustment to interest rate basis				6.97%
Funds raised from BNDES | 7.11% BNDES, Due October 2042 [Member] | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis			BNDES indexed by the Long-Term Rate (“TLP”) interest rate, plus fixed interest of 7.11% p.a.
Borrowings, adjustment to interest rate basis			7.11%
Funds raised from BNDES | 7.41% BNDES, Due December 2043 [Member] | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis	BNDES indexed by the Long-Term Rate (“TLP”) interest rate, plus fixed interest of 7.41% p.a.
Borrowings, adjustment to interest rate basis	7.41%
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) A-Loan
LOANS, FINANCING AND DEBENTURES
IFRS Debt Instrument Term											8 years
Maximum borrowing capacity											$ 250,000	$ 250,000	R$ 1,204,800
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) A-Loan | SOFR
LOANS, FINANCING AND DEBENTURES
Interest rate basis												Term SOFR + 1.80% p.a.
Borrowings, adjustment to interest rate basis											1.80%	1.80%	1.80%
Export Prepayment Agreements ("EPP") | Bank JP Morgan [Member] | June 2024
LOANS, FINANCING AND DEBENTURES
Transaction amount settled					$ 118,653	R$ 587,333
Export Prepayment Agreements ("EPP") | Bank JP Morgan [Member] | SOFR
LOANS, FINANCING AND DEBENTURES
Interest rate basis					Term SOFR 6M + 1.93% p.a.	Term SOFR 6M + 1.93% p.a.
Export Prepayment Agreements ("EPP") | Bank JP Morgan [Member] | SOFR | June 2024
LOANS, FINANCING AND DEBENTURES
Interest rate basis					pre-fixed rate in reais of 7.70% p.a.	pre-fixed rate in reais of 7.70% p.a.
Borrowings, adjustment to interest rate basis					7.70%	7.70%
CRA contract | IPCA [Member]
LOANS, FINANCING AND DEBENTURES
Interest rate basis		IPCA + 6.1346% p.a.					IPCA + 5.9844% p.a.			IPCA + 5.9844% p.a.
Maximum borrowing capacity		R$ 741,228					R$ 561,502			R$ 685,239
Borrowings, adjustment to interest rate basis		6.1346%					5.9844%			5.9844%
Rural Credit Note [Member] | CDI | June 2026 [Member]
LOANS, FINANCING AND DEBENTURES
Interest rate basis								CDI + 0.99% p.a.
Borrowings, adjustment to interest rate basis								0.99%
Rural Credit Note [Member] | CDI | August 2026 [Member]
LOANS, FINANCING AND DEBENTURES
Interest rate basis								CDI + 1.03% p.a.
Borrowings, adjustment to interest rate basis								1.03%
Rural Credit Note [Member] | Banco Safra [Member] | CDI
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity								R$ 1,616,500